Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Total	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Statutory Reserves [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total Global-Tech Shareholders' Equity [Member]	Non-controlling Interests [Member]
Beginning balance at Mar. 31, 2012	$ 80,090,632	$ 129,173	$ (4,663,321)	$ 84,786,226		$ (9,690,526)	$ 9,697,445	$ 80,258,997	$ (168,365)
Beginning balance, shares at Mar. 31, 2012		3,229,314	189,587
Net loss for the year	(2,071,259)					(1,963,301)		(1,963,301)	(107,958)
Other comprehensive income:
Unrealized gain on available-for-sale investments, net of income tax of nil	22,495						22,495	22,495
Foreign currency translation adjustments	989,852						989,800	989,800	52
Total comprehensive income (loss)	(1,058,912)					(1,963,301)	1,012,295	(951,006)	(107,906)
Stock compensation expenses	258,128			258,128				258,128
Shares issued to an employee	9,108	$ 60		9,048				9,108
Shares issued to an employee, shares		1,500
Cash dividend	(3,040,753)					(3,040,753)		(3,040,753)
Ending balance at Mar. 31, 2013	76,258,203	$ 129,233	$ (4,663,321)	85,053,402	$ 1,238,361	(15,932,941)	10,709,740	76,534,474	(276,271)
Ending balance, shares at Mar. 31, 2013		3,230,814	189,587
Other comprehensive income:
Transfer (from) to statutory reserves					1,238,361	(1,238,361)
Net loss for the year	(10,663,601)					(10,555,557)		(10,555,557)	(108,044)
Unrealized gain on available-for-sale investments, net of income tax of nil	5,300						5,300	5,300
Foreign currency translation adjustments	153,453						153,629	153,629	(176)
Total comprehensive income (loss)	(10,518,828)					(10,555,557)	144,949	(10,410,608)	(108,220)
Release of unrealized loss on available-for-sale investments, net of income tax of nil	(13,980)						(13,980)	(13,980)
Stock compensation expenses	36,378			36,378				36,378
Ending balance at Mar. 31, 2014	65,790,003	$ 129,353	$ (4,663,321)	85,103,910	1,340,229	(26,590,366)	10,854,689	66,174,494	(384,491)
Ending balance, shares at Mar. 31, 2014		3,233,814	189,587
Other comprehensive income:
Shares issued upon stock options exercised	$ 14,250	$ 120		14,130				14,250
Shares issued upon stock options exercised, Shares	3,000	3,000
Transfer (from) to statutory reserves					101,868	(101,868)
Net loss for the year	$ (6,475,890)					(6,420,878)		(6,420,878)	(55,012)
Foreign currency translation adjustments	44,241						44,424	44,424	(183)
Total comprehensive income (loss)	(6,482,149)					(6,420,878)	(6,076)	(6,426,954)	(55,195)
Release of unrealized loss on available-for-sale investments, net of income tax of nil	(50,500)						(50,500)	(50,500)
Stock compensation expenses	4,517			4,517				4,517
Ending balance at Mar. 31, 2015	$ 59,312,371	$ 129,353	$ (4,663,321)	$ 85,108,427	1,328,283	(32,999,298)	$ 10,848,613	$ 59,752,057	$ (439,686)
Ending balance, shares at Mar. 31, 2015		3,233,814	189,587
Other comprehensive income:
Transfer (from) to statutory reserves					$ (11,946)	$ 11,946